HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Millions		3 Months Ended
	Jul. 01, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total equity			$ 1,563	$ 1,150	$ 1,505	$ 1,226	$ 1,147	$ 1,013
Foreign currency translation
Disclosure of subsidiaries [line items]
Total equity			(9,064)	$ (9,340)	$ (8,933)	$ (8,743)	$ (8,768)	$ (8,775)
Foreign currency translation | Assets and liabilities classified as held for sale
Disclosure of subsidiaries [line items]
Total equity			$ 699
Algeria
Disclosure of subsidiaries [line items]
Percentage ownership sold	45.57%
Algeria | Forecast
Disclosure of subsidiaries [line items]
Consideration paid		$ 682